EQUITY METHOD INVESTMENTS (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2016 USD ($) shares	Feb. 29, 2016 joint_venture_partner company	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2013
Equity Method Investment [Roll Forward]
At December 31, 2015			$ 6,225	$ 6,225
Dividend received from associated companies				(256)
Gain on purchase of additional capital				23
Purchase of additional capital				754	$ 0
Share of (loss) income				(810)
Impairment loss				(2,142)
At June 30, 2016				$ 3,794
Number of dry bulk shipowning groups | company		5
Capesize Chartering
Schedule of Equity Method Investments [Line Items]
Ownership		20.00%		25.00%
Equity Method Investment [Roll Forward]
At December 31, 2015			0	$ 0
Dividend received from associated companies				0
Gain on purchase of additional capital				0
Purchase of additional capital				0
Share of (loss) income				0
Impairment loss				0
At June 30, 2016				$ 0
Number of joint venture partners | joint_venture_partner		4
United Freight Carriers LLC
Schedule of Equity Method Investments [Line Items]
Ownership				50.00%		50.00%
Equity Method Investment [Roll Forward]
At December 31, 2015			770	$ 770
Dividend received from associated companies				0
Gain on purchase of additional capital				0
Purchase of additional capital				0
Share of (loss) income				(310)
Impairment loss				0
At June 30, 2016				$ 460
Golden Opus Inc.
Schedule of Equity Method Investments [Line Items]
Ownership				50.00%
Equity Method Investment [Roll Forward]
At December 31, 2015			4,958	$ 4,958
Dividend received from associated companies				0
Gain on purchase of additional capital				0
Purchase of additional capital				750
Share of (loss) income				(661)
Impairment loss			(2,100)	(2,142)
At June 30, 2016				$ 2,905
Carrying value of equity method investments			5,200
Fair value of equity method investments			$ 3,100
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership	22.29%		21.25%	22.29%
Equity Method Investment [Roll Forward]
At December 31, 2015			$ 497	$ 497
Dividend received from associated companies				(256)
Gain on purchase of additional capital	$ 23			23
Purchase of additional capital	$ 4			4
Share of (loss) income				161
Impairment loss				0
At June 30, 2016				$ 429
Additional shares acquired | shares	5,156